Commitments and Contingencies (Details) - USD ($)				9 Months Ended
	Aug. 30, 2023	Aug. 10, 2023	Mar. 28, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Underwriter waived			$ 5,400,000
Deferred underwriter commissions payable			8,400,000
Forgiveness of underwriting fee payable			273,110
Remainder underwriter fee			3,000,000
Deferred underwriting fee payable				$ 6,600,000	$ 12,000,000
Reimbursement of expenses		$ 300,000
Avila payment, description				1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Sponsor fees	$ 1,000,000
Polar funded Sponsor	150,000
Sponsor loaned	$ 150,000
Issuance share (in Shares)	1
Outstanding capital (in Shares)	10
Reasonable attorney’s fees	$ 5,000
Sponsor, descriptiom				then the Sponsor shall be required to transfer to Polar 0.1 share of Class A Common Stock or Class B Common Stock for each $1 that Polar has funded under the Capital Calls as of the date of such Default and shall be required repeat such issuance for each month the such Default continues.
Class A Redeemable Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriter fee allocated			$ 5,126,890
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit (in Dollars per share)					$ 0.2
Deferred underwriting commissions				$ 12,000,000
Additional deferred underwriting commission payable per unit (in Dollars per share)					$ 0.7
Additional deferred underwriting commission payable non current				$ 2,500,000	$ 2,500,000
Underwriting discount payable					$ 4,800,000
Deferred underwriting commission payable per unit (in Dollars per share)					$ 0.5
Deferred underwriting commission payable non current					$ 12,000,000
Deferred underwriting commission payable including additional commission					$ 14,500,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional deferred underwriting commission payable per unit (in Dollars per share)				$ 0.7
Forward Share Purchase Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Share purchase agreement (in Shares)				2,376,000
Forward share purchase agreement (in Shares)				2,500,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriter cash discount				$ 14,500,000
(in Dollars per share)				$ 0.5
Underwriting Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit (in Dollars per share)				$ 0.2
Underwriter cash discount				$ 4,800,000